Schedule of Investments (unaudited) July 31, 2020	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.0%
U.S. Treasury Note/Bond
0.13%, 04/30/22	$1,940	$1,940,227
0.13%, 05/31/22	357	357,042
0.13%, 05/15/23	33,933	33,936,977
0.25%, 04/15/23	135,365	135,856,755
0.25%, 05/31/25	27	27,060
0.38%, 03/31/22	386	387,151
0.50%, 03/31/25	360	364,992
0.50%, 04/30/27	31,370	31,626,107
0.50%, 05/31/27	36	36,281
0.50%, 06/30/27	5,146	5,185,399
0.63%, 03/31/27	60	60,994
0.63%, 05/15/30	139,905	141,063,992
1.13%, 08/31/21	221,176	223,534,634
1.13%, 02/28/22	261	265,119
1.13%, 02/28/25	63,164	65,848,470
1.13%, 02/28/27	1,779	1,866,908
1.13%, 05/15/40	2,684	2,754,979
1.25%, 08/31/24	212,290	221,577,687
1.25%, 05/15/50	3	3,039
1.38%, 04/30/21	3	3,028
1.38%, 01/31/22	100,095	101,960,051
1.38%, 10/15/22	42,696	43,875,144
1.38%, 02/15/23	10,206	10,530,519
1.38%, 06/30/23	118,732	123,054,587
1.38%, 08/31/23	1,296	1,345,714
1.50%, 02/28/23	81,728	84,636,368
1.50%, 09/30/24	225	237,331
1.50%, 10/31/24	70,000	73,901,953
1.50%, 08/15/26	5,127	5,487,920
1.50%, 02/15/30	254,133	277,352,964
1.63%, 08/15/22	2,000	2,061,250
1.63%, 08/31/22	4,000	4,125,000
1.63%, 11/15/22	83,964	86,850,262
1.63%, 04/30/23	1,067	1,111,014
1.63%, 05/31/23	54,072	56,370,060
1.63%, 02/15/26	94,350	101,319,369
1.63%, 05/15/26	197,535	212,550,745
1.63%, 11/30/26	2,990	3,229,317
1.63%, 08/15/29	2,240	2,463,013
1.75%, 11/30/21	273,896	279,769,785
1.75%, 02/28/22	256,294	262,851,523
1.75%, 05/31/22	1,000	1,029,727
1.75%, 06/30/22	1,272	1,311,303
1.75%, 07/15/22	57,162	58,975,107
1.75%, 09/30/22	26,520	27,452,551
1.75%, 01/31/23	91,904	95,637,600
1.75%, 05/15/23	26,899	28,121,013
1.75%, 07/31/24	313	332,129
1.75%, 12/31/26	225	244,942
1.75%, 11/15/29	2	1,670
1.88%, 01/31/22	148,540	152,410,164
1.88%, 02/28/22	51,950	53,382,683
1.88%, 03/31/22	46,292	47,631,936
1.88%, 04/30/22	184,923	190,521,255
1.88%, 05/31/22	3,000	3,095,977
1.88%, 07/31/22	69,479	71,905,337
1.88%, 08/31/22	289,521	300,072,268

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 09/30/22	$310,294	$322,075,475
1.88%, 10/31/22	25,539	26,543,601
1.88%, 06/30/26	288	313,880
1.88%, 07/31/26	5,197	5,677,925
2.00%, 08/31/21	92,273	94,140,087
2.00%, 12/31/21	51,950	53,319,776
2.00%, 07/31/22	1,000	1,037,461
2.00%, 10/31/22	40,947	42,672,852
2.00%, 11/30/22	5,384	5,619,340
2.00%, 04/30/24	17,415	18,615,537
2.00%, 05/31/24	21,667	23,190,461
2.00%, 02/15/25	274,390	296,716,343
2.00%, 08/15/25	275,967	300,318,824
2.00%, 11/15/26	170,962	188,572,421
2.00%, 02/15/50	49,021	58,895,570
2.13%, 06/30/21	44	44,692
2.13%, 08/15/21	194,527	198,523,923
2.13%, 09/30/21	184,214	188,452,872
2.13%, 12/31/21	6,094	6,265,529
2.13%, 05/15/22	21,348	22,108,522
2.13%, 06/30/22	163,466	169,710,911
2.13%, 12/31/22	107,332	112,514,647
2.13%, 11/30/23	17,353	18,499,925
2.13%, 02/29/24	37,200	39,827,250
2.13%, 09/30/24	20,412	22,061,704
2.13%, 05/15/25	184,755	201,563,811
2.25%, 04/30/21	4	4,063
2.25%, 04/15/22	182,582	189,164,937
2.25%, 12/31/23	36,670	39,297,062
2.25%, 01/31/24	4,009	4,303,098
2.25%, 04/30/24	150	161,707
2.25%, 10/31/24	71,768	78,042,093
2.25%, 11/15/24	347,284	377,834,031
2.25%, 11/15/25	99,420	109,812,607
2.25%, 03/31/26	40	44,413
2.25%, 02/15/27	275,906	309,596,823
2.25%, 08/15/27	421,777	476,245,543
2.25%, 11/15/27	165,045	186,894,687
2.25%, 08/15/49	27,425	34,565,142
2.38%, 04/15/21	10	10,157
2.38%, 01/31/23	170	179,543
2.38%, 08/15/24	559,652	609,146,441
2.38%, 04/30/26	235	262,870
2.38%, 05/15/27	650,668	737,847,916
2.38%, 05/15/29	15,381	17,878,029
2.38%, 11/15/49	5,000	6,470,313
2.50%, 02/15/22	21,566	22,349,452
2.50%, 03/31/23	43,296	46,035,825
2.50%, 08/15/23	1,219	1,306,461
2.50%, 01/31/24	11,553	12,498,902
2.50%, 02/15/45	96,968	124,782,165
2.50%, 02/15/46	66,679	86,258,660
2.50%, 05/15/46	190,205	246,493,792
2.63%, 07/15/21	13	12,796
2.63%, 12/15/21	46	47,567
2.63%, 02/28/23	20,798	22,138,496
2.63%, 06/30/23	40,922	43,896,837
2.63%, 12/31/23	72,312	78,416,150
2.63%, 03/31/25	238	264,145
2.63%, 02/15/29	13,180	15,548,517

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 09/15/21	$10,494	$10,801,031
2.75%, 05/31/23	225	241,682
2.75%, 07/31/23	150	161,754
2.75%, 08/31/23	18,841	20,355,640
2.75%, 02/15/24	1,463	1,597,096
2.75%, 06/30/25	18,370	20,640,417
2.75%, 02/15/28	97,152	113,937,285
2.75%, 08/15/42	41,323	55,036,671
2.75%, 11/15/42	76,879	102,330,686
2.75%, 08/15/47	118,623	161,939,612
2.88%, 10/15/21	128,734	132,978,716
2.88%, 11/15/21	99,628	103,118,871
2.88%, 10/31/23	43,189	47,019,194
2.88%, 11/30/23	60,054	65,512,815
2.88%, 04/30/25	56,251	63,329,081
2.88%, 05/31/25	125,220	141,224,681
2.88%, 07/31/25	200	226,328
2.88%, 11/30/25	20,469	23,305,875
2.88%, 05/15/28	97,037	115,159,180
2.88%, 08/15/28	75,413	89,839,278
2.88%, 05/15/43	11,684	15,871,663
2.88%, 08/15/45	111,555	153,214,095
2.88%, 11/15/46	289,486	401,560,053
2.88%, 05/15/49	133,879	189,381,259
3.00%, 09/30/25	213	242,532
3.00%, 10/31/25	16,612	18,992,188
3.00%, 11/15/44	5,919	8,253,537
3.00%, 11/15/45	464	652,246
3.00%, 02/15/47	13,965	19,833,028
3.00%, 05/15/47	336	477,763
3.00%, 02/15/48	105,373	150,708,087
3.00%, 08/15/48	26,635	38,254,519
3.00%, 02/15/49	170,482	245,946,923
3.13%, 05/15/21	2	2,047
3.13%, 11/15/28	103,730	126,181,872
3.13%, 11/15/41	116,889	163,936,682
3.13%, 02/15/42	515	724,581
3.13%, 02/15/43	36,512	51,407,333
3.13%, 08/15/44	2,067	2,933,706
3.13%, 05/15/48	720	1,053,647
3.38%, 05/15/44	34,241	50,351,056
3.38%, 11/15/48	41,932	64,283,722
3.63%, 02/15/44	400	608,328
3.75%, 11/15/43	255,298	394,265,259
3.88%, 08/15/40	1,116	1,711,185
4.25%, 05/15/39	37	58,628
4.25%, 11/15/40	7,106	11,425,393
4.38%, 02/15/38	50,263	79,884,951
4.38%, 11/15/39	275	443,039
4.38%, 05/15/40	18	29,217

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.38%, 05/15/41	$810	$1,326,631
4.50%, 02/15/36(a)	21,710	33,846,555
4.50%, 05/15/38	16,834	27,167,667
4.63%, 02/15/40	500	832,168
4.75%, 02/15/37	7,003	11,383,431
5.00%, 05/15/37	37,341	62,428,026
5.25%, 11/15/28	13	17,388
5.25%, 02/15/29	752	1,053,534
5.38%, 02/15/31	1,163	1,741,911
5.50%, 08/15/28	10,625	14,878,735
6.25%, 05/15/30	4	6,198
6.38%, 08/15/27	63	88,591
6.63%, 02/15/27	13	17,577
7.13%, 02/15/23	138,602	163,296,013
7.25%, 08/15/22	952	1,089,957
7.50%, 11/15/24	63	82,014
7.63%, 02/15/25	755	1,008,338
8.00%, 11/15/21	150	165,176
8.13%, 05/15/21	10	10,628
U.S. Treasury Note/Bond - When Issued 0.13%, 07/31/22	39,685	39,694,286
0.13%, 07/15/23	262,306	262,346,985
U.S. Treasury STRIPS Coupon 0.00%, 08/15/25(b)	34,969	34,404,061
0.00%, 02/15/27(b)	67,651	65,620,511
0.00%, 08/15/36(b)	30,675	26,224,769

		14,139,176,553

Total U.S. Government Obligations — 98.0% (Cost: $13,308,614,564)		14,139,176,553

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)(e)	438,506	438,506,384

Total Short-Term Investments — 3.1% (Cost: $438,506,384)		438,506,384

Total Investments in Securities — 101.1% (Cost: $13,747,120,948)		14,577,682,937

Other Assets, Less Liabilities — (1.1)%		(151,846,868)

Net Assets — 100.0%		$14,425,836,069

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$427,744,000	$10,762,384	(a)	$—	$—	$—	$438,506,384	438,506	$3,593,952	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$14,139,176,553	$—	$14,139,176,553
Money Market Funds	438,506,384	—	—	438,506,384

	$438,506,384	$14,139,176,553	$—	$14,577,682,937

Portfolio Abbreviations — Fixed Income

STRIPS           Separate Trading of Registered Interest & Principal of Securities

3